Other Non-Current Assets (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Lease rights	$ 106	$ 107
Non-current inventories	106	96
Surplus in defined benefit plan	89	78
Derivatives	64	3
Other	8	8
Total other non-current assets	$ 373	$ 292